Fair Value Measurements: Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value of Instruments	$ 933,748	$ 487,832	$ 308,255
Realized and unrealized gains (losses); Included in other income (expense)	(143,720)	(199,276)
Loss on extinguishment of debt	559,048
Purchases, issuances, and settlements	30,488	(44,356)
Convertible Notes
Fair Value of Instruments	933,748	227,521	308,255
Realized and unrealized gains (losses); Included in other income (expense)	(65,235)	(101,701)
Loss on extinguishment of debt	756,719
Purchases, issuances, and settlements	14,743	20,967
Derivative Liability
Fair Value of Instruments	0	260,311	334,497
Realized and unrealized gains (losses); Included in other income (expense)	(78,385)	(97,575)
Loss on extinguishment of debt	(197,671)
Purchases, issuances, and settlements	$ 15,745	$ 23,389